Label	Element	Value
Dreyfus Structured Midcap Fund
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Supplement [Text Block]	ck0000914775_SupplementTextBlock	October 16, 2013 ADVANTAGE FUNDS, INC. -Dreyfus Structured Midcap Fund Supplement to Summary and Statutory Prospectuses dated July 1, 2013 IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Risk/Return [Heading]	rr_RiskReturnHeading	Dreyfus Structured Midcap Fund
Strategy [Heading]	rr_StrategyHeading	The following information will supersede and replace the first paragraph in the "Principal Investment Strategy" in the summary prospectus and "Fund Summary - Principal Investment Strategy" in the prospectus and the second sentence of the first paragraph in "Fund Details - Goal and Approach" in the prospectus:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the stocks of companies included in the S&P® Midcap 400 Index or the Russell Midcap® Index.